Loan interest income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Summary of interest and other income

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Contractual interest earned	312,256	243,115	214,539

Amortization
Amortization of fair value hedge	(232)	(259)	(281)
Amortization of loan origination fees (net of amortized costs)	5,015	6,026	6,847
Amortization of fair value adjustment on purchased loans	322	508	439
Total loan interest income	317,361	249,390	221,544

Balance of unamortized fair value hedge included in loans as at year end	604	836	1,095
Balance of unamortized loan fees included in loans as at year end	10,822	11,878	11,926